Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Managed Pool Series
Prospectus Date	rr_ProspectusDate	Dec. 31, 2024
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2024